Shareholders’ equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ equity

Note 13 — Shareholders’ equity

The Company was established under the laws of Cayman Islands on May 14, 2018 with authorized share of 50,000,000 ordinary shares of par value USD 0.001 each.

On October 21, 2022, the Company held an Extraordinary General Meeting of its stockholders of record. The Meeting approved amendments to increase the number of authorized Ordinary shares of the Company from USD 50,000 divided into 50,000,000 Ordinary shares of par value USD 0.001 each to USD 200,000 divided into 200,000,000 Ordinary shares of par value USD 0.001 each.

Share consolidation or reverse share split

On March 15, 2024, the Company held an Extraordinary General Meeting of its stockholders of record. The Meeting approved amendments to (i) every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each; (ii) increase the number of authorized Ordinary shares of the Company from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each, by the creation of an additional 180,000,000 shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing shares in the capital of the Company.

On March 22, 2024, the Company’s share consolidation plan became effective.

On November 29, 2024, the Company held 2024 annual general meeting of shareholders. The Meeting approved amendments to (i) every 20 issued and unissued ordinary shares of a nominal or par value of US$0.01 each in the capital of the Company be consolidated into one (1) share of a nominal or par value of US$0.2 each such that following the Share Consolidation the authorized share capital of the Company will be changed from US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 10,000,000 shares of a nominal or par value of US$0.2 each; (ii) increase the authorized share capital of the Company from US$2,000,000 divided into 10,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2 each, to US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary Shares of a nominal or par value of $0.2 each, by the creation of an additional 990,000,000 Consolidated Ordinary Shares.; (iii) the authorized share capital of the Company be changed to create a dual-class share structure by

a) re-designating 800,000,000 authorized Consolidated Class A Ordinary shares (including all the issued and outstanding Consolidated Class A Ordinary shares) into class A Class A Ordinary shares of a nominal or par value of US$0. 2 par value each (the “Class A Class A Ordinary shares”), and each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share; and

b) re-designating 200,000,000 authorized but unissued Consolidated Ordinary shares into class B Class A Ordinary shares of a nominal or par value of US$0.2 each (the “Class B Ordinary shares”), and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share (the “Variation of Share Capital”), such that immediately following the Variation of Share Capital, the authorized share capital of the Company shall be changed from US$200,000,000 divided into 1,000,000,000 Consolidated Ordinary shares to US$200,000,000 divided into 800,000,000 Class A Ordinary shares, and 200,000,000 Class B Ordinary shares;

On December 13, 2024, the Company’s share consolidation plan became effective.

On July 2, 2025, the Company held an Extraordinary General Meeting of shareholders. The Meeting approved (i) A 30-for-1 share consolidation of the Company’s issued and unissued Class A and Class B ordinary shares; (ii) An increase in the authorized share capital to US$6,000,000,000, effective immediately following the Share Consolidation. (iii) A capital reduction and reorganization, which includes reducing the par value of the Company’s ordinary shares to US$0.0000001. (iv) An amendment to the Company’s Memorandum and Association to reflect the new capital structure following the reorganization. The proposals (iii) and (iv) are special resolutions, and their implementation remains conditional upon the sanction of the Grand Court of the Cayman Islands.

On July 16, 2025, the Company’s share consolidation plan became effective. The share capital of the Company is US$6,000,000,000 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$6 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$6 each. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.

On September 16, 2025, the Grand Court of the Cayman Islands (the “Court”) issued an order confirming the reduction of the Company’s share capital as approved by the shareholders.

In accordance with the Court’s directive, the Company submitted the order of the Court to the Registrar of Companies in the Cayman Islands for registration, and the reduction of share capital has now become effective. As confirmed by the Court, the capital reduction and reorganization entailed the following:

-	The par value of each issued share was reduced from US6.00 to US0.0000001.

-	The credit arising from this reduction was transferred to a distributable reserve account for the Company.

-	The authorized share capital of the Company was changed from US6,000,000,000 (divided into 1,000,000,000 shares) to US100 (divided into 1,000,000,000 shares).

As of June 30, 2026, the share capital of the Company is US$100 divided into 1,000,000,000 shares comprising of (i) 800,000,000 Class A Ordinary Shares of a par value of US$0.0000001 each, and (ii) 200,000,000 Class B Ordinary Shares of a par value of US$0.0000001 each. Each Class A Ordinary Share shall be entitled to one (1) vote per Class A Ordinary Share and each Class B Ordinary Share shall be entitled to 20 votes per Class B Ordinary Share.

The Company believes the share consolidation should be accounted for on a retroactive basis pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all periods presented.

Ordinary shares issued and outstanding

In 2025, the Company issued 10,503,634[1] Class A ordinary shares and 1,162,609[1] Class B ordinary shares pursuant to the Convertible Note Purchase Agreements signed with certain investors and the parent company WiMi.

In the first half of 2026, there were no new issuances of the Company’s shares.

As of June 30, 2026, the Company had 10,941,519[1] Class A Ordinary shares and 1,495,942[1] Class B Ordinary shares issued and outstanding with a par value of USD 0.0000001 each.

Statutory reserve

The Company’s PRC entities are required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The Company’s PRC entities may allocate a portion of its after-tax profits based on PRC accounting standards to a discretionary surplus fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange. As of December 31, 2025, and June 30, 2026, the Company’s PRC entities collectively attributed RMB 8,354,597 and RMB 7,382,582 (USD 1,083,936) for their statutory reserves, respectively. As of the year ended December 31, 2025 and the six months ended June 30, 2026, the Company’s PRC entities collectively attributed to statutory reserves of RMB 201,903 and accumulated deficit of statutory reserves of RMB 972,015 (USD 142,715), respectively.

[1]	Number of shares as of June 30, 2025 and prior reporting dates has been retrospectively adjusted for the share consolidation (10 to 1, 20 to 1, and 30 to 1) effective March 22, 2024, December 13, 2024 and July 16, 2025.

Restricted assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC entities only out of its accumulated deficit, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the accompanying consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC entities.

As a result of the foregoing restrictions, the Company’s PRC entities are restricted in their ability to transfer their assets to the Company. Foreign exchange and other regulation in the PRC may further restrict the Company’s PRC entities from transferring funds to the Company in the form of dividends, loans and advances. As of June 30, 2026, amounts restricted are the paid-in-capital and statutory reserve of the Company’s PRC entities, which amounted to RMB 148,473,456 (USD 21,799,388).